Financial Instruments and Related Disclosures - Summary of Detailed Information of Interest Rate Swap Contracts Outstanding and Related Hedged Items (Detail) - Interest rate swap contract [member]
£ in Millions
12 Months Ended
Dec. 31, 2021 GBP (£)
Pre-hedging of long-term interest rates [member]
Disclosure of detailed information about hedged items [line items]
Change in value used for calculating hedge ineffectiveness	£ (11)
Balance in cash flow hedge reserve for continuing hedges	£ (8)
More than Five Years Not Later Than Ten Years [Member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	1.1038%
Notional principal value £m	668,000,000
Change in fair value for recognising hedge ineffectiveness £m	£ 4
Fair value assets/ (liabilities) £m	£ 4
More than Ten Years Not Later Than Thirty Years [Member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	1.3385%
Notional principal value £m	935,000,000
Change in fair value for recognising hedge ineffectiveness £m	£ 3
Fair value assets/ (liabilities) £m	£ 3
More Than Thirty Years [Member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	1.4515%
Notional principal value £m	393,000,000
Change in fair value for recognising hedge ineffectiveness £m	£ 4
Fair value assets/ (liabilities) £m	£ 4